SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                     February 4, 2015


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  AB Bond Fund, Inc. (the "Company")
           - AB Inflation Strategies
           File Nos. 2-48227 and 811-02383
           -----------------------------------

Dear Sir or Madam:

        On behalf of AB Bond Inflation Strategy, AB Municipal Bond Inflation Strategy and AB All Market Real Return Portfolio (the "Funds"), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company's registration statement that was filed electronically with the Securities and Exchange Commission on January 30, 2015.

       Please call me at the above-referenced number if you have any questions regarding the attached.

                                                            Sincerely,


                                                            /s/ Mark F. Samra
                                                            -----------------
                                                                Mark F. Samra